Employee Retirement plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefit obligations at beginning of year	$ 2,106	$ 1,880
Service cost	162	166
Interest cost	91	93
Plan amendments	0	0
Benefits paids	(267)	(10)
Actuarial loss (gain)	723	58
Exchange rate changes	4	(81)
Benefit obligations at end of year	$ 2,819	$ 2,106